Business Combinations - Schedule of Finite-Lived Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Sep. 03, 2019	Jul. 01, 2019	Sep. 01, 2017
Synarc
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets	$ 7,100
Weighted-Average Amortization Period (in years)	10 years
Synarc | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets	$ 2,000
Weighted-Average Amortization Period (in years)	15 years
Synarc | Know-how/processes
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets	$ 1,800
Weighted-Average Amortization Period (in years)	8 years
Synarc | Investigator network
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets	$ 1,900
Weighted-Average Amortization Period (in years)	8 years
Synarc | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets	$ 1,400
Weighted-Average Amortization Period (in years)	10 years
Medimix
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets		$ 13,500
Weighted-Average Amortization Period (in years)		11 years
Medimix | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets		$ 7,500
Weighted-Average Amortization Period (in years)		13 years
Medimix | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets		$ 900
Weighted-Average Amortization Period (in years)		10 years
Medimix | Technology/intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets		$ 5,100
Weighted-Average Amortization Period (in years)		8 years
Optimal
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets			$ 12,020
Weighted-Average Amortization Period (in years)			12 years
Optimal | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets			$ 5,300
Weighted-Average Amortization Period (in years)			15 years
Optimal | Know-how/processes
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets			$ 4,800
Weighted-Average Amortization Period (in years)			10 years
Optimal | Investigator network
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets			$ 1,800
Weighted-Average Amortization Period (in years)			8 years
Optimal | Backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Intangible Assets			$ 120
Weighted-Average Amortization Period (in years)			2 years